Fair Value Measurements (Details) - LONG-TERM SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total assets at fair value	$ 702,297,483	$ 666,372,373
Level 1
Fair Value Measurements
Total assets at fair value	702,297,483	666,372,373
Common/collective trust funds
Fair Value Measurements
Total assets at fair value	473,782,200	310,519,972
Common/collective trust funds | Level 1
Fair Value Measurements
Total assets at fair value	473,782,200	310,519,972
Mutual funds
Fair Value Measurements
Total assets at fair value	84,669,014	141,302,167
Mutual funds | Level 1
Fair Value Measurements
Total assets at fair value	84,669,014	141,302,167
Non-interest bearing cash
Fair Value Measurements
Total assets at fair value		86,015,483
Non-interest bearing cash | Level 1
Fair Value Measurements
Total assets at fair value		86,015,483
Common stock
Fair Value Measurements
Total assets at fair value	70,228,611	51,125,863
Common stock | Level 1
Fair Value Measurements
Total assets at fair value	70,228,611	51,125,863
Pooled separate account
Fair Value Measurements
Total assets at fair value	54,870,075	66,187,003
Pooled separate account | Level 1
Fair Value Measurements
Total assets at fair value	54,870,075	66,187,003
Self-directed brokerage account
Fair Value Measurements
Total assets at fair value	18,747,583	11,221,885
Self-directed brokerage account | Level 1
Fair Value Measurements
Total assets at fair value	$ 18,747,583	$ 11,221,885